INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16. INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

On July 29, 2020 Arauco through its subsidiary Forestal Arauco S.A. entered into a shareholders agreement with respect to Agrícola El Paque SpA, which was established for the plantating, construction and integral management of agricultural projects. The capital contributed by Forestal Arauco S.A. was ThCLP$ 3,651,895 equivalent to ThU.S.$ 4,753.

Between January and February 2020, Arauco through its subsidiary Maderas Arauco S.A. has contributed ThCLP$ 12,000,000 (equivalent to ThU.S.$ 15,022) to E2E S.A., representing 50% of the interest in this company.

Between February and December 2020, Arauco through its subsidiary Arauco Bioenergía S.A. has contributed ThU.S.$ 354 to Parque Eólico Ovejera Sur SpA., representing 50% of the interest in this company.

On April 1, 2019 Arauco through its subsidiary Forestal Arauco S.A. entered into a shareholders agreement with respect to Agrícola San Gerado SpA, which was established with the special purpose of developing an agricultural project in Molina. The capital contributed by Forestal Arauco S.A. was ThCLP$ 1,570,000 (equivalent to ThU.S.$ 2,162 as of December 31, 2019).

As of December 31, 2020 and 2019, Arauco has not made contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The investments in Uruguay qualify as a joint operation. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, as of January 1, 2013, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and one sawmill in Spain; 2 panel plants and one resin plant in Portugal; 4 panel plants in Germany and 2 panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership interest in Unilin Arauco Pisos Laminados Ltda., a Brazilian company, and in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to cellulose plants in Chile. There is a contractual agreement with these companies whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2020		12-31-2019
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	262,446	163,887	346,498	206,683
Non-current	2,103,903	325,894	2,158,586	444,181
Equity	-	1,876,568	-	1,854,220
Total Joint Arrangement	2,366,349	2,366,349	2,505,084	2,505,084
Investment	938,284		927,110

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	610,070	859,874
Expenses	(586,345)	(628,553)
Joint Arrangement Net Income (Loss)	23,725	231,321

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	44,684	2,121	37,625	2,180
Non-current	170,028	10,637	172,913	9,046
Equity	-	201,954	-	199,312
Total Joint Arrangement	214,712	214,712	210,538	210,538
Investment	100,977		99,656

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	17,088	14,041
Expenses	(14,447)	(5,074)
Joint Arrangement Net Income (Loss)	2,641	8,967

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	115,971	192,443	148,550	209,665
Non-current	870,093	131,893	808,647	117,443
Equity	-	661,728	-	630,089
Total Joint Arrangement	986,064	986,064	957,197	957,197
Investment	330,864		315,045

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	227,488	245,209
Expenses	(197,172)	(246,332)
Joint Arrangement N e t Income (Loss)	30,316	(1,123)

	12-31-2020		12-31-2019
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,233	107,131	5,823	115,627
Non-current	453,572	19,179	464,151	19,740
Equity	-	333,495	-	334,607
Total Joint Arrangement	459,805	459,805	469,974	469,974
Investment	166,748		167,304

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	18,206	18,206
Expenses	(19,318)	(27,081)
Joint Arrangement N e t Income (Loss)	(1,112)	(8,875)

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method:

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,050	4,995	6,674	3,761
Non-current	3,747	408	4,024	55
Equity	-	6,394	-	6,882
Total Joint Arrangement	11,797	11,797	10,698	10,698
Investment	3,197		3,441

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	18,944	13,591
Expenses	(17,904)	(13,549)
Joint Arrangement Net Income (Loss)	1,040	42
Other comprehensive income	-	-
Comprehensive income	1,040	42
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,551	4,154	21,449	4,930
Non-current	35,599	4,782	33,442	4,917
Equity	-	43,214	-	45,044
Total Joint Arrangement	52,150	52,150	54,891	54,891
Investment	21,607		22,522

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	39,136	43,458
Expenses	(35,177)	(40,104)
Joint Arrangement Net Income (Loss)	3,959	3,354
Other comprehensive income	-	-
Comprehensive income	3,959	3,354
Dividends	2,894	496

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	258,058	276,127	216,342	215,632
Non-current	765,712	379,260	695,902	358,851
Equity	-	368,383	-	337,761
Total Joint Arrangement	1,023,770	1,023,770	912,244	912,244
Net assets	157,552		140,146
Net asset adjustment (Goodwill)	26,640		28,735
Investment	184,192		168,881

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	808,895	885,812
Expenses	(812,600)	(887,230)
Joint Arrangement Net Income (Loss)	(3,705)	(1,418)
Other comprehensive income	-	-
Comprehensive income	(3,705)	(1,418)
Dividends	-	6,634

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	4,562	69	-	-
Non-current	5,782	-	-	-
Equity	-	10,275	-	-
Total Joint Arrangement	10,344	10,344	-	-
Investment	5,138		-

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	1	-
Joint Arrangement Net Income (Loss)	1	-
Other comprehensive income	-	-
Comprehensive income	1	-
Dividends		-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	367	27	95	2
Non-current	2,057	-	1,505	5
Equity	-	2.398	-	1,593
Total Joint Arrangement	2,424	2.425	1,600	1,600
Investment	1,199		797

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(155)	(24)
Joint Arrangement Net Income (Loss)	(155)	(24)
Other comprehensive income	-	-
Comprehensive income	(155)	(24)
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
E2E S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	9,196	4,233	3,045	1,331
Non-current	27,044	1,407	3,099	1,336
Equity	-	30,601	-	3,477
Total Joint Arrangement	36,240	36,241	6,144	6,144
Investment	15,301		1,739

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	1,095	1,714
Expenses	(5,579)	(2,877)
Joint Arrangement Net Income (Loss)	(4,484)	(1,163)
Other comprehensive income	-	-
Comprehensive income	(4,484)	(1,163)
Dividends	-	-

	12-31-2020		12-31-2019
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	603	387	-	-
Non-current	3,859	-	2,162	-
Equity	-	4,075	-	2,162
Total Joint Arrangement	4,462	4,462	2,162	2,162
Investment	2,038		1,081

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(319)	-
Joint Arrangement Net Income (Loss)	(319)	-
Other comprehensive income	-	-
Comprehensive income	(319)	-
Dividends	-	-